Employee Stock Incentive Plans - Summary of General Terms of Grants Under Restricted Stock Unit Option Plans (Detail)		12 Months Ended
		Mar. 31, 2026 shares $ / shares	Mar. 31, 2026 shares $ / shares ₨ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2025 shares ₨ / shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares ₨ / shares $ / shares
Wipro ADS Restricted Stock Unit Plan 2004 (WARSUP 2004 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan	[1]	174,595,958	174,595,958
Range of Exercise Prices | $ / shares	[1]	$ 0.03	$ 0.03
Outstanding at the end of the year | $ / shares	[1]	$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan	[1]	96,595,958	96,595,958
Range of Exercise Prices | ₨ / shares
Outstanding at the end of the year | ₨ / shares	[1]		$ 2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan	[1]	67,663,302	67,663,302
Range of Exercise Prices | ₨ / shares
Outstanding at the end of the year | ₨ / shares	[1]		$ 2
Wipro Limited Employee Stock Options, Performance Stock Unit and/or Restricted Stock Unit Scheme 2024 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan	[1]	400,000,000	400,000,000
Range of Exercise Prices | (per share)	[1]	$ 0.03	$ 0.03
Outstanding at the end of the year | (per share)	[1]	$ 0.03	$ 2
Employee Restricted Stock Unit Option Plans [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year		0	0	7,000	7,000	11,800	11,800
Numbers, Exercised		0	0	0	0	(4,800)	(4,800)
Numbers, Outstanding at the end of the year		0	0	0	0	7,000	7,000
Numbers, Exercisable at the end of the year		0	0	0	0	7,000	7,000
Employee Restricted Stock Unit Option Plans [Member] | Exercise Price Rs. 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year | ₨ / shares			$ 2		₨ 2		₨ 2
Bonus on outstanding | ₨ / shares			2		2		2
Range of Exercise Prices | ₨ / shares
Granted | ₨ / shares			2		2		2
Adjustment of Performance based stock options on completion of performance measurement period | ₨ / shares			2		2		2
Exercised | ₨ / shares			2		2		2
Forfeited and expired | ₨ / shares			2		2		2
Outstanding at the end of the year | ₨ / shares			2		2		2
Exercisable at the end of the year | ₨ / shares			$ 2		₨ 2		₨ 2
Numbers, Outstanding at the beginning of the year		18,634,747	18,634,747	7,735,669	7,735,669	8,452,491	8,452,491
Numbers, Granted		10,617,130	10,617,130	5,513,469	5,513,469	5,237,166	5,237,166
Adjustment of Performance based stock options on completion of performance measurement period		(1,841,526)	(1,841,526)	(331,920)	(331,920)	(655,831)	(655,831)
Bonus on Outstanding Number of Options		0	0	10,749,111	10,749,111	0	0
Numbers, Exercised		(5,293,789)	(5,293,789)	(3,731,212)	(3,731,212)	(4,151,654)	(4,151,654)
Numbers, Forfeited and expired		(2,771,279)	(2,771,279)	(1,300,370)	(1,300,370)	(1,146,503)	(1,146,503)
Numbers, Outstanding at the end of the year		19,345,283	19,345,283	18,634,747	18,634,747	7,735,669	7,735,669
Numbers, Exercisable at the end of the year		2,010,308	2,010,308	1,996,731	1,996,731	1,905,001	1,905,001
Employee Restricted Stock Unit Option Plans [Member] | Exercise Price Range 0.03 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year | $ / shares		$ 0.03		$ 0.03		$ 0.03
Bonus on outstanding | $ / shares		0.03		0.03		0.03
Range of Exercise Prices | $ / shares		0.03	$ 0.03	0.03	₨ 0.03	0.03	₨ 0.03
Granted | $ / shares		0.03		0.03		0.03
Adjustment of Performance based stock options on completion of performance measurement period | $ / shares		0.03		0.03		0.03
Exercised | $ / shares		0.03		0.03		0.03
Forfeited and expired | $ / shares		0.03		0.03		0.03
Outstanding at the end of the year | $ / shares		0.03		0.03		0.03
Exercisable at the end of the year | $ / shares		$ 0.03		$ 0.03		$ 0.03
Numbers, Outstanding at the beginning of the year		36,956,579	36,956,579	18,851,226	18,851,226	16,457,558	16,457,558
Numbers, Granted		23,259,750	23,259,750	15,030,302	15,030,302	14,546,143	14,546,143
Adjustment of Performance based stock options on completion of performance measurement period		(3,986,719)	(3,986,719)	(499,875)	(499,875)	(1,807,750)	(1,807,750)
Bonus on Outstanding Number of Options		0	0	22,882,839	22,882,839	0	0
Numbers, Exercised		(10,982,620)	(10,982,620)	(9,897,384)	(9,897,384)	(6,674,868)	(6,674,868)
Numbers, Forfeited and expired		(8,303,933)	(8,303,933)	(9,410,529)	(9,410,529)	(3,669,857)	(3,669,857)
Numbers, Outstanding at the end of the year		36,943,057	36,943,057	36,956,579	36,956,579	18,851,226	18,851,226
Numbers, Exercisable at the end of the year		1,283,137	1,283,137	1,007,466	1,007,466	2,038,346	2,038,346

[1]	The maximum contractual term of these RSU option plans is perpetual until the options are available for grant under the plan.